Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Subsidiaries

2)	Subsidiaries included in consolidated financial statements were as follows:

		Establishment and	Percentage of Ownership (%) December 31
Name of Investee	Main Businesses	Operating Location	2017	2018

ASE	Engaged in the packaging and testing of semiconductors	Kaohsiung, R.O.C.	100.0	100.0
A.S.E. Holding Limited	Holding company	Bermuda	100.0	100.0
J & R Holding Limited (“J&R Holding”)	Holding company	Bermuda	100.0	100.0
Innosource Limited	Holding company	British Virgin Islands	100.0	100.0
Omniquest Industrial Limited	Holding company	British Virgin Islands	100.0	100.0
ASE Marketing & Service Japan Co., Ltd.	Engaged in marketing and sales services	Japan	100.0	100.0
ASE Test, Inc.	Engaged in the testing of semiconductors	Kaohsiung, R.O.C.	100.0	100.0
Luchu Development Corporation	Engaged in the development of real estate properties	Taipei, R.O.C.	86.1	86.1
TLJ Intertech Inc. (“TLJ”)	Engaged in information software services	Taipei, R.O.C.	60.0	60.0
MingFung Information Service Corp., Ltd.	Engaged in information software services, and was established in May 2018.	Taipei, R.O.C.	-	100.0
Alto Enterprises Limited	Holding company	British Virgin Islands	100.0	100.0
Super Zone Holdings Limited	Holding company	Hong Kong	100.0	100.0
ASE (Kun Shan) Inc.	Engaged in the packaging and testing of semiconductors	Kun Shan, China	100.0	100.0
ASE Investment (Kun Shan) Limited	Holding company	Kun Shan, China	100.0	100.0
Advanced Semiconductor Engineering (China) Ltd.	Will engage in the packaging and testing of semiconductors	Shanghai, China	100.0	100.0
ASE Investment (Labuan) Inc.	Holding company	Malaysia	100.0	100.0
ASE Test Limited (“ASE Test”)	Holding company	Singapore	100.0	100.0
ASE (Korea) Inc. (“ASE Korea”)	Engaged in the packaging and testing of semiconductors	Korea	100.0	100.0
J&R Industrial Inc.	Engaged in leasing equipment and investing activity	Kaohsiung, R.O.C.	100.0	100.0
ASE Japan Co., Ltd. (“ASE Japan”)	Engaged in the packaging and testing of semiconductors	Japan	100.0	100.0
ASE (U.S.) Inc.	After-sales service and sales support	U.S.A.	100.0	100.0
Global Advanced Packaging Technology Limited	Holding company	British Cayman Islands	100.0	100.0
ASE WeiHai Inc.	Engaged in the packaging and testing of semiconductors	Shandong, China	100.0	100.0

		Establishment and	Percentage of Ownership (%) December 31
Name of Investee	Main Businesses	Operating Location	2017	2018

Suzhou ASEN Semiconductors Co., Ltd. (“ASEN”)	Engaged in the packaging and testing of semiconductors	Suzhou, China	60.0	70.0
Anstock Limited	Engaged in financing activity	British Cayman Islands	100.0	100.0
Anstock II Limited	Engaged in financing activity	British Cayman Islands	100.0	100.0
ASE (Shanghai) Inc.	Engaged in the production of substrates	Shanghai, China	100.0	100.0
ASE Corporation	Holding company	British Cayman Islands	100.0	100.0
ASE Mauritius Inc.	Holding company	Mauritius	100.0	100.0
ASE Labuan Inc.	Holding company	Malaysia	100.0	100.0
Shanghai Ding Hui Real Estate Development Co., Ltd.	Engaged in the development, construction and sale of real estate properties	Shanghai, China	100.0	100.0
Shanghai Ding Qi Property Management Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
Advanced Semiconductor Engineering (HK) Limited	Engaged in the trading of substrates	Hong Kong	100.0	100.0
Shanghai Ding Wei Real Estate Development Co., Ltd.	Engaged in the development, construction and leasing of real estate properties	Shanghai, China	100.0	100.0
Shanghai Ding Yu Real Estate Development Co., Ltd.	Engaged in the development, construction and leasing of real estate properties	Shanghai, China	100.0	100.0
Shanghai Ding Fan Department Store Co., Ltd.	Engaged in department store business	Shanghai, China	100.0	100.0
Kun Shan Ding Hong Real Estate Development Co., Ltd.	Engaged in the development, construction and leasing of real estate properties	Kun Shan, China	100.0	100.0
Shanghai Ding Xu Property Management Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
ASE Electronics Inc.	Engaged in the production of substrates	Kaohsiung, R.O.C.	100.0	100.0
ASE Test Holdings, Ltd.	Holding company	British Cayman Islands	100.0	100.0
ASE Holdings (Singapore) Pte. Ltd.	Holding company	Singapore	100.0	100.0
ASE Singapore Pte. Ltd.	Engaged in the packaging and testing of semiconductors	Singapore	100.0	100.0
ISE Labs, Inc.	Engaged in the testing of semiconductors	U.S.A.	100.0	100.0
ASE Electronics (M) Sdn. Bhd.	Engaged in the packaging and testing of semiconductors	Malaysia	100.0	100.0
ASE Assembly & Test (Shanghai) Limited	Engaged in the packaging and testing of semiconductors	Shanghai, China	100.0	100.0

		Establishment and	Percentage of Ownership (%) December 31
Name of Investee	Main Businesses	Operating Location	2017	2018

ASE Trading (Shanghai) Ltd.	Liquidated in December 2018	Shanghai, China	100.0	-
ISE Labs, China, Ltd.	Engaged in the testing of semiconductors, and was established in October 2018	Shanghai, China	-	100.0
Wuxi Tongzhi Microelectronics Co., Ltd.	Engaged in the packaging and testing of semiconductors	Wuxi, China	100.0	100.0
USI Global	Engaged in investing activities, and was established in November 2018 and then dissolved in January 2019	Nantou, R.O.C.	-	100.0
USIINC	Engaged in investing activity	Nantou, R.O.C.	99.2	100.0
Huntington Holdings International Co., Ltd.	Holding company	British Virgin Islands	99.2	100.0
Unitech Holdings International Co., Ltd. (“UHI”)	Holding company	British Virgin Islands	99.2	100.0
Real Tech Holdings Limited	Holding company	British Virgin Islands	99.2	100.0
Universal ABIT Holding Co., Ltd.	In the process of liquidation	British Cayman Islands	99.2	100.0
Rising Capital Investment Limited	Holding company	British Virgin Islands	99.2	100.0
Rise Accord Limited	Holding company	British Virgin Islands	99.2	100.0
Universal Scientific Industrial (Kunshan) Co., Ltd.	Engaged in the manufacturing and sale of computer assistance system and related peripherals	Kun Shan, China	99.2	100.0
USI Enterprise Limited (“USIE”)	Engaged in the services of investment advisory and warehousing management	Hong Kong	96.9	95.4
Universal Scientific Industrial (Shanghai) Co., Ltd. (“USISH”)	Engaged in the designing, manufacturing and sale of electronic components	Shanghai, China	75.8	74.6
Universal Global Technology Co., Limited	Holding company	Hong Kong	75.8	74.6
Universal Global Technology (Kunshan) Co., Ltd.	Engaged in the designing and manufacturing of electronic components	Kun Shan, China	75.8	74.6
Universal Global Technology (Shanghai) Co., Ltd.	Engaged in the processing and sales of computer and communication peripherals as well as business in import and export of goods and technology	Shanghai, China	75.8	74.6
Universal Global Electronics (Shanghai) Co., Ltd.	Engaged in the sale of electronic components and telecommunications equipment	Shanghai, China	75.8	74.6

		Establishment and	Percentage of Ownership (%) December 31
Name of Investee	Main Businesses	Operating Location	2017	2018

USI America Inc.	Engaged in the manufacturing and processing of motherboards and wireless network communication and provision of related technical service	U.S.A.	75.8	74.6
Universal Global Industrial Co., Limited	Engaged in manufacturing, trading and investing activity	Hong Kong	75.8	74.6
Universal Global Scientific Industrial Co., Ltd. (“UGTW”)	Engaged in the manufacturing of components of telecomm and cars and provision of related R&D services	Nantou, R.O.C.	75.8	74.6
Universal Scientific Industrial De Mexico S.A. De C.V.	Engaged in the assembling of motherboards and computer components	Mexico	75.8	74.6
USI Japan Co., Ltd.	Engaged in the manufacturing and sale of computer peripherals, integrated chip and other related accessories	Japan	75.8	74.6
USI Electronics (Shenzhen) Co., Ltd.	Engaged in the design, manufacturing and sale of motherboards and computer peripherals	Shenzhen, China	75.8	74.6
Universal Global Electronics Co., Ltd.	Engaged in accepting and outsourcing orders as well as sales of electronic components and service of technical advisory, and was established in February 2018	Hong Kong	-	74.6
Universal Scientific Industrial Co., Ltd. (“USI”)	Engaged in the manufacturing, processing and sale of computers, computer peripherals and related accessories	Nantou, R.O.C.	75.5	74.4
SPIL	Engaged in the assembly, testing and turnkey services of integrated circuits	Taichung, R.O.C.	-	100.0
SPIL (B.V.I.) Holding Limited	Engaged in investing activities	British Virgin Islands	-	100.0
Siliconware Investment Co., Ltd.	Engaged in investing activities	Taipei, R.O.C.	-	100.0
Siliconware USA, Inc.	Engaged in marketing activities	U.S.A.	-	100.0

		Establishment and	Percentage of Ownership (%) December 31
Name of Investee	Main Businesses	Operating Location	2017	2018

SPIL (Cayman) Holding Limited	Engaged in investing activities	British Cayman Islands	-	100.0
Siliconware Technology (Suzhou) Limited	Engaged in the packaging and testing of semiconductors	Suzhou, China	-	70.0
Siliconware Electronics (Fujian) Co., Limited	Engaged in the packaging and testing of semiconductors	Fujian, China	-	100.0